Advances to Suppliers (Tables)	12 Months Ended
Mar. 31, 2024
Advances to Suppliers [Abstract]
Schedule of Advance to Suppliers	As of March 31, 2024 and March 31, 2023, advance to suppliers consist of the following:
	March 31, 2024	March 31, 2023
Advance to suppliers	$1,177,399	$362,047
Less: reserve for vendor non-performance on advances	(262,623)	(219,630)
Advance to suppliers, net	$914,776	$142,417